Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Growth Equity Series
September 30, 2021 (Unaudited)
	Number of shares	Value (US $)
Common Stock — 98.56%♦
Communication Services — 6.97%
Alphabet Class A †	1,745	$ 4,665,292
Facebook Class A †	11,340	3,848,683
		8,513,975
Consumer Discretionary — 16.08%
Amazon.com †	970	3,186,489
AutoZone †	1,690	2,869,603
Deckers Outdoor †	9,720	3,501,144
Lowe's	13,980	2,835,983
Target	14,511	3,319,682
Tempur Sealy International	84,940	3,942,065
		19,654,966
Consumer Staples — 2.37%
Costco Wholesale	6,440	2,893,814
		2,893,814
Financials — 9.31%
Ameriprise Financial	11,120	2,937,015
Capital One Financial	19,290	3,124,401
JPMorgan Chase & Co.	16,610	2,718,891
US Bancorp	43,710	2,598,122
		11,378,429
Healthcare — 15.12%
Encompass Health	37,100	2,783,984
Envista Holdings †	65,330	2,731,447
HCA Healthcare	11,710	2,842,251
IQVIA Holdings †	10,950	2,622,963
Merck & Co.	18,100	1,359,491
Thermo Fisher Scientific	4,500	2,570,985
West Pharmaceutical Services	8,425	3,576,750
		18,487,871
Industrials — 11.06%
Dover	18,510	2,878,305
EMCOR Group	20,410	2,354,906
Parker-Hannifin	10,950	3,061,839
Rockwell Automation	9,040	2,658,121
United Parcel Service Class B	14,120	2,571,252
		13,524,423
Information Technology — 36.56%
Adobe †	6,635	3,819,902
Apple	42,320	5,988,280
Arrow Electronics †	20,400	2,290,716
Cadence Design Systems †	23,710	3,590,642
EPAM Systems †	6,730	3,839,330
Fortinet †	13,987	4,084,763
KLA	8,250	2,759,708
	Number of shares	Value (US $)
Common Stock♦ (continued)
Information Technology (continued)
Microsoft	21,180	$ 5,971,066
NVIDIA	21,080	4,366,933
PayPal Holdings †	15,520	4,038,459
Zebra Technologies Class A †	7,640	3,937,809
		44,687,608
Materials — 1.09%
International Paper	23,800	1,330,896
		1,330,896
Total Common Stock (cost $69,886,053)		120,471,982

Short-Term Investments — 0.47%
Money Market Mutual Funds — 0.47%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.03%)	142,865	142,865
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	142,868	142,868
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.03%)	142,868	142,868
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.03%)	142,868	142,868
Total Short-Term Investments (cost $571,469)		571,469

Total Value of Securities—99.03% (cost $70,457,522)		121,043,451
Receivables and Other Assets Net of Liabilities—0.97%		1,191,284
Net Assets Applicable to 5,169,502 Shares Outstanding—100.00%		$122,234,735
♦	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non-income producing security.
Summary of abbreviations:
GS – Goldman Sachs
NQ-FL3 [9/21] 11/21 (1918241)    1